Page 1

                     File No. 333-3147




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                     Post-Effective Amendment No.   1               [ X ]


                  (Check appropriate box or boxes)

The Internet Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

473 Martling Avenue, Tarrytown, NY 10591
(Address of Principal Executive Offices)

914-631-9030
(Registrants Telephone Number)

			Leonid Polyakov
		473 Martling Avenue, Tarrytown, NY 10591
		(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)


_____ on _________________ pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant is making this ammendment under the Regulation 230.485 (B)(1)(Vii). Making a non-material change which the Registrant deems appropritate. This change is being made before any prospectus has been sent out, or any offer to sell or any sales has been commenced. Form N1-A has been filed with the Securities and Exchange Commission and is hereby incorporated by reference.

Change:
					Member of Board
					====================================
Before:					Jefferey D. Kelvin
					141 Fox Hunt Circle
					Plymouth Meeting, PA 19462

After:					Murray Stahl
					342 Madison Avenue
					New York, NY 10017
					====================================

                                SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of October, 1996.


                              The Internet Fund, Inc.

                            BY: Leonid Polyakov
                                PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE


Leonid Polyakov        President

Francis J. Alexander   Vice President

Murray Stahl           Non-interested Director

Kathleen Campbell      Non-interested Director

Douglas Cohen, C.P.A.  Non-interested Director